Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes

22 Income taxes

Income taxes comprises current and deferred taxes. It is recognized in profit or loss except to the extent that it relates to items directly recognized in other comprehensive income.

22.1 Current income taxes

Current income taxes comprise the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted at the reporting date. Current tax also includes any tax arising from dividends.

Current tax assets and liabilities are offset only if certain criteria are met.

As of December 31, 2021, the amount presented as recoverable income taxes under current assets is R$1,189,812 (2020: R$1,547,916). Out of this total, R$984.4 million (2020: R$982 million) is tax recoverable recorded at the subsidiary Braskem America arising from the tax program offered by the U.S. government to aid and support U.S. companies in response to the economic impacts of COVID-19.

(a) Exclusion of inflation adjustment by Selic (economy´s basic interest rate) on undue tax payments from taxable income

In July 2010, Braskem and the merged companies in previous years, filed lawsuits claiming exception from the levying of Brazilian income taxes (hereinafter “IR/CSL”) on amounts they received as interest on late payment, since they do not represent any equity increase. On September 24, 2021, through Special Appeal 1.603.187, the Federal Supreme Court (“STF”) declared the levy of IR/CSL on amounts updated by the Selic rate received for repetition of undue payments unconstitutional.

Braskem benefited from this decision in the amount of R$501 million referring to calendar years from 2005 onwards. Deferred tax assets amounting to R$68 million were recognized for the periods in which tax losses increased.

(b) Exemption of IR/CSL on ICMS tax incentives and benefits

In October 2021, the Company obtained a preliminary injunction to exclude the ICMS tax incentives and benefits applicable to its operations, granted by the governments of States and the Federal District, from the income tax calculation base as from 2021, which results in a reduction of cash outlays on the calculation income tax in 2021 of R$1.1 billion.

This decision is grounded in the argument defended by the Company that incentives and benefits are investment subsidies, in accordance with article 30 of Federal Law 12.973/2014 and Complementary Law 160/2017, and consequently are not taxable for income tax purposes. The matter will be evaluated as the lawsuit advances, becoming definitive after a final and non-appealable decision.

Given the initial phase of the lawsuit and the diversity of incentives and benefits granted by the States, based on its assessment and that of its external legal advisors, the Company considers the issue an uncertain tax treatment; therefore, the amount of R$1.1 billion remains recorded as taxes payable.

(c) Reconciliation of effective tax rate

		2021	2020	2019

Profit (loss) before income taxes		17,961,023	(9,683,784)	(4,603,068)

Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)		(6,106,748)	3,292,487	1,565,043

Permanent adjustments to the IR and CSL calculation basis
Income taxes on equity in results of investees		1,578	6,595	3,469
Thin capitalization	(i)	(6,628)	(695,741)	(221,337)
Tax benefits (Sudene and PAT)	(ii)	137,338
Exclusion of inflation adjustement by Selic on undue tax payments from taxable income	22.1(a)	501,382
Effect of the refund of Braskem America´s tax benefit			(737,841)
Effect from the retrospective tax rate on bonus depreciation of Braskem America	(iii)		334,460
Different jurisdictional taxes rates for companies abroad and tax basis	(iv)	1,939,882	994,811	293,647
Fine in leniency agreement				(25,390)
Taxes on dividends distribution		(265,454)	(131,240)
Other permanent adjustments		(200,753)	(395,053)	347,238

Effect of income taxes on results of operations		(3,999,403)	2,668,478	1,962,670

Breakdown of income taxes:

Current income taxes
Current year		(3,834,437)	(52,830)	(251,641)
Changes in estimates related to prior years				22,696
		(3,834,437)	(52,830)	(228,945)

Deferred income taxes
Origination and reversal of temporary differences		(246,294)	2,677,328	2,062,501
Tax losses (IR) and negative base (CSL)		81,328		129,114
Recognition of previously unrecognised
deductible temporary differences			43,980
		(164,966)	2,721,308	2,191,615

Total		(3,999,403)	2,668,478	1,962,670

Effective rate		22.3%	27.6%	42.6%

(i)	Includes the amount from the adjustment of interest rates in financial operations with subsidiaries in accordance with sub-capitalization tax rules.
(ii)	SUDENE is a tax benefits granted by the Brazilian Government to the companies. The tax benefit granted by the Northeast Development Department (“SUDENE”) is calculated based on the profit from exploration of the incentivized activity, with a period of utilization of 10 years. The Worker's Food Program (“PAT”) is a tax incentive program to companies that provide food to workers based on criteria established by the Ministry of Labor.
(iii)	Considering Universal Basis Taxation (“TBU”), the tax refund provided by U.S. Government affects the tax calculation of Braskem arising from the offsetting of Income Tax and Social Contribution Tax in the years of use of the bonus depreciation benefit.
(iv)	Besides the differences on tax basis calculation, it includes the impact from the difference between Brazilian tax rate (34%) and the tax rates in countries where the subsidiaries abroad are located, as follows:

	Official rate - %
	Headquarters
	(Country)	2021

Braskem Alemanha	Germany	31.11
Braskem America e Braskem America Finance	USA	24.09
Braskem Argentina	Argentina	25.00
Braskem Chile	Chile	35.00
Braskem Holanda, Braskem Holanda Finance and Braskem Holanda Inc	Netherlands	25.00
Braskem Idesa, Braskem Idesa Serviços, Braskem México
Braskem México Serviços, Braskem México Proyectos and Terminal Química	Mexico	30.00
Braskem India	India	30.00

22.2 Deferred income taxes

Deferred income taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax assets are recognized for unused tax losses and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for the Company.

The measurement of deferred taxes reflects the tax consequences that would follow from how the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities. Annually, the Company revises its projection of taxable income based on its Business Plan.

The Business Plan is prepared annually by the Executive Board, and its main variables include projections for the prices of the products produced by the Company, the prices of raw materials, the growth in gross domestic product of each country in which the Company operates, exchange rate variation, interest rates, inflation rates and fluctuations in supply and demand for inputs and finished goods.

In evaluating the plan, the Company uses its historical performance, strategic planning and market projections produced by specialized third party consulting firms, which are reviewed and supplemented based on Management´s experience.

Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves. Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used.

Deferred tax assets and liabilities are offset only if certain criteria are met.

(a) Movement in deferred tax balances

Assets	As of December 31, 2019	Impact on the P&L	Impact on the equity	As of December 31, 2020	Impact on the P&L	Other comprehensive income	As of December 31, 2021

Tax losses carryforward	2,150,692	1,127,492		3,278,184	76,532		3,354,716
Goodwill amortized	21,677	(15,157)		6,520	(4,061)		2,459
Exchange variations	1,132,351	2,685,264		3,817,615	462,447		4,280,062
Temporary differences	2,357,267	2,639,070		4,996,337	(145,999)		4,850,338
Business combination	85,539	(29,328)		56,211	(29,327)		26,884
Tax credits	49,833	27,199		77,032	(77,032)
Other	62,288	(16,922)		45,366	4,462		49,828
	5,859,647	6,417,618		12,277,265	287,022		12,564,287

Liabilities
Amortization of goodwill based on future profitability	722,685	(463)		722,222	2,875		725,097
Tax depreciation	1,903,027	1,834,142		3,737,169	439,781		4,176,950
PIS/COFINS credit: exclusion of ICMS in basis of calculation					331,479		331,479
Temporary differences	432,587	(274,355)		158,232	(69,239)		88,993
Present value adjustment and amortized cost	11,276	68,644		79,920	74,771		154,691
Hedge accounting		1,788,568	(1,788,568)		(234,402)	234,402
Amortization of fair value adjustments on the assets from the acquisiton of Braskem Qpar	393,773	(114,452)		279,321	(46,888)		232,433
Long term incentive plan - LTI		(4,823)	4,823		15,906	(15,906)
Health care		(8,020)	8,020		5,710	(5,710)
Other	6,739	407,069	(408,981)	4,827	(68,005)	68,004	4,826
	3,470,087	3,696,310	(2,184,706)	4,981,691	451,988	280,790	5,714,469

Net	2,389,560	2,721,308	2,184,706	7,295,574	(164,966)	(280,790)	6,849,818

Presentation in the balance sheet:
Non-current assets	2,662,596			8,529,972			8,257,252
(-) Non-current liabilities	273,036			1,234,398			1,407,434

(b) Offset for the purpose of presentation in the consolidated statement of financial position

		2021
	Headquarters
	(Country)	Tax calculation	Offsetting	Balance

Assets
Braskem S.A.	Brazil	8,841,886	(2,496,637)	6,345,249
Braskem Argentina	Argentina	3,271		3,271
Braskem America	USA	294,328	(294,328)
Braskem Alemanha	Germany	44,417		44,417
Braskem Chile	Chile	92		92
Braskem Idesa	Mexico	3,282,125	(1,506,541)	1,775,584
Braskem Idesa Serviços	Mexico	26		26
Braskem México Serviços	Mexico	2,502		2,502
Braskem México	Mexico	16,181		16,181
Cetrel	Brazil	40,434	(7,586)	32,848
DAC	Brazil	39,025	(1,943)	37,082
		12,564,287	(4,307,035)	8,257,252

Liabilities
Braskem S.A	Brazil	2,496,637	(2,496,637)
Braskem America	USA	1,701,762	(294,328)	1,407,434
Braskem Idesa	Mexico	1,506,541	(1,506,541)
Cetrel	Brazil	7,586	(7,586)
DAC	Brazil	1,943	(1,943)
		5,714,469	(4,307,035)	1,407,434

		2020
	Headquarters
	(Country)	Tax calculation	Offsetting	Balance

Assets
Braskem S.A.	Brazil	8,626,703	(2,090,002)	6,536,701
Braskem Argentina	Argentina	2,850		2,850
Braskem America	USA	293,942	(293,942)
Braskem Alemanha	Germany	47,277		47,277
Braskem Chile	Chile	287		287
Braskem Idesa	Mexico	3,213,624	(1,356,693)	1,856,931
Braskem México Serviços	Mexico	14,765		14,765
Braskem México	Mexico	8,503		8,503
Cetrel	Brazil	23,645	(5,269)	18,376
DAC	Brazil	45,669	(1,387)	44,282
		12,277,265	(3,747,293)	8,529,972

Liabilities
Braskem S.A	Brazil	2,090,002	(2,090,002)
Braskem America	USA	1,528,340	(293,942)	1,234,398
Braskem Idesa	Mexico	1,356,693	(1,356,693)
Cetrel	Brazil	5,269	(5,269)
DAC	Brazil	1,387	(1,387)
		4,981,691	(3,747,293)	1,234,398